Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative [Line Items]
Realized gains (losses)	$ 800	$ 656	$ 1,741	$ 846
Unrealized (losses) gains	(2,578)	460	(4,366)	3,283
Total	(1,778)	1,116	(2,625)	4,129
Interest rate swap agreements
Derivative [Line Items]
Realized gains (losses)	829	674	1,783	864
Unrealized (losses) gains	(2,699)	426	(4,470)	3,249
Total	(1,870)	1,100	(2,687)	4,113
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(29)	(18)	(42)	(18)
Unrealized (losses) gains	121	34	104	34
Total	$ 92	$ 16	$ 62	$ 16